ACCUMULATED OTHER COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Equity [Abstract]
Opening Balance	¥ 42,459		¥ 40,040	¥ 50,464
Foreign currency translation adjustments, net of tax of nil	(1,542)	$ (221)	2,419	(10,424)
Closing Balance	¥ 40,917	$ 5,877	¥ 42,459	¥ 40,040